Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000058323 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco India ETF — NAV Return
Average Annual Return, Percent	(1.25%)	12.43%	8.94%
MSCI India Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index (Net)
Average Annual Return, Percent	(1.18%)	13.82%	9.39%
Blended FTSE India Quality and Yield Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - FTSE India Quality and Yield Select Index
Average Annual Return, Percent	(0.43%)	16.09%	11.47%